Distribution Date:	02/18/26	JPMBB Commercial Mortgage Securities Trust 2014-C23
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16		Attention: JPMBB 2014-C23 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25-26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643ABA0	1.650200%	49,525,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643ABB8	3.181300%	240,990,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643ABC6	3.368000%	36,603,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46643ABD4	3.669600%	235,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46643ABE2	3.934200%	307,498,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46643ABF9	3.657000%	79,326,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46643ABJ1	4.201600%	86,422,000.00	38,155,264.18	338,852.47	133,594.30	0.00	0.00	472,446.77	37,816,411.71	88.17%	23.62%
B	46643ABK8	4.536225%	62,698,000.00	62,698,000.00	0.00	237,010.20	0.00	0.00	237,010.20	62,698,000.00	68.55%	19.00%
C	46643ABL6	4.536225%	52,531,000.00	52,531,000.00	0.00	198,577.03	0.00	0.00	198,577.03	52,531,000.00	52.11%	15.12%
D	46643AAG8	4.036225%	96,588,000.00	96,588,000.00	0.00	324,875.75	0.00	0.00	324,875.75	96,588,000.00	21.89%	8.00%
E	46643AAJ2	3.364000%	30,502,000.00	30,502,000.00	0.00	73,033.43	0.00	0.00	73,033.43	30,502,000.00	12.34%	5.75%
F*	46643AAL7	3.364000%	15,251,000.00	15,251,000.00	0.00	0.00	0.00	0.00	0.00	15,251,000.00	7.57%	4.62%
NR	46643AAN3	3.364000%	62,697,834.00	24,188,304.28	0.00	0.00	0.00	0.00	0.00	24,188,304.28	0.00%	0.00%
UH5	46643AAQ6	4.709400%	12,257,000.00	12,257,000.00	327,047.22	49,706.02	0.00	627.90	376,753.24	11,929,324.88	0.00%	0.00%
WYA	46643AAS2	7.739400%	10,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RIM	46643AAU7	4.304400%	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643AAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643AAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,393,388,836.00	332,170,568.46	665,899.69	1,016,796.73	0.00	627.90	1,682,696.42	331,504,040.87

X-A	46643ABG7	0.334625%	1,035,364,000.00	38,155,264.18	0.00	10,639.76	0.00	0.00	10,639.76	37,816,411.71
X-B	46643ABH5	0.500000%	96,588,000.00	96,588,000.00	0.00	40,245.00	0.00	0.00	40,245.00	96,588,000.00
X-C	46643AAA1	1.172225%	30,502,000.00	30,502,000.00	0.00	29,796.01	0.00	0.00	29,796.01	30,502,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	46643AAC7	1.172225%	15,251,000.00	15,251,000.00	0.00	14,898.00	0.00	0.00	14,898.00	15,251,000.00
X-E	46643AAE3	1.172225%	62,697,834.00	24,188,304.28	0.00	23,628.45	0.00	0.00	23,628.45	24,188,304.28
Notional SubTotal			1,240,402,834.00	204,684,568.46	0.00	119,207.22	0.00	0.00	119,207.22	204,345,715.99

Deal Distribution Total					665,899.69	1,136,003.95	0.00	627.90	1,801,903.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643ABA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643ABB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643ABC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46643ABD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46643ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46643ABF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46643ABJ1	441.49943510	3.92090521	1.54583671	0.00000000	0.00000000	0.00000000	0.00000000	5.46674192	437.57852989
B	46643ABK8	1,000.00000000	0.00000000	3.78018757	0.00000000	0.00000000	0.00000000	0.00000000	3.78018757	1,000.00000000
C	46643ABL6	1,000.00000000	0.00000000	3.78018751	0.00000000	0.00000000	0.00000000	0.00000000	3.78018751	1,000.00000000
D	46643AAG8	1,000.00000000	0.00000000	3.36352083	0.00000000	0.00000000	0.00000000	0.00000000	3.36352083	1,000.00000000
E	46643AAJ2	1,000.00000000	0.00000000	2.39438168	0.40895154	0.82015376	0.00000000	0.00000000	2.39438168	1,000.00000000
F	46643AAL7	1,000.00000000	0.00000000	0.00000000	2.80333355	5.60666710	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46643AAN3	385.79170502	0.00000000	0.00000000	1.08150275	27.41594391	0.00000000	0.00000000	0.00000000	385.79170502
UH5	46643AAQ6	1,000.00000000	26.68248511	4.05531696	0.00000000	0.00000000	0.00000000	0.05122787	30.73780207	973.26628702
WYA	46643AAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RIM	46643AAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643AAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643AAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643ABG7	36.85202903	0.00000000	0.01027635	0.00000000	0.00000000	0.00000000	0.00000000	0.01027635	36.52475044
X-B	46643ABH5	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-C	46643AAA1	1,000.00000000	0.00000000	0.97685430	0.00000000	0.00000000	0.00000000	0.00000000	0.97685430	1,000.00000000
X-D	46643AAC7	1,000.00000000	0.00000000	0.97685398	0.00000000	0.00000000	0.00000000	0.00000000	0.97685398	1,000.00000000
X-E	46643AAE3	385.79170502	0.00000000	0.37686230	0.00000000	0.00000000	0.00000000	0.00000000	0.37686230	385.79170502

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	01/01/26 - 01/30/26	30	0.00	133,594.30	0.00	133,594.30	0.00	0.00	0.00	133,594.30	0.00
B	01/01/26 - 01/30/26	30	0.00	237,010.20	0.00	237,010.20	0.00	0.00	0.00	237,010.20	0.00
C	01/01/26 - 01/30/26	30	0.00	198,577.03	0.00	198,577.03	0.00	0.00	0.00	198,577.03	0.00
D	01/01/26 - 01/30/26	30	0.00	324,875.75	0.00	324,875.75	0.00	0.00	0.00	324,875.75	0.00
E	01/01/26 - 01/30/26	30	12,542.49	85,507.27	0.00	85,507.27	12,473.84	0.00	0.00	73,033.43	25,016.33
F	01/01/26 - 01/30/26	30	42,753.64	42,753.64	0.00	42,753.64	42,753.64	0.00	0.00	0.00	85,507.28
NR	01/01/26 - 01/30/26	30	1,651,112.42	67,807.88	0.00	67,807.88	67,807.88	0.00	0.00	0.00	1,718,920.30
UH5	01/01/26 - 01/31/26	31	0.00	49,706.02	0.00	49,706.02	0.00	0.00	0.00	49,706.02	0.00
WYA	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RIM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	01/01/26 - 01/30/26	30	0.00	10,639.76	0.00	10,639.76	0.00	0.00	0.00	10,639.76	0.00
X-B	01/01/26 - 01/30/26	30	0.00	40,245.00	0.00	40,245.00	0.00	0.00	0.00	40,245.00	0.00
X-C	01/01/26 - 01/30/26	30	0.00	29,796.01	0.00	29,796.01	0.00	0.00	0.00	29,796.01	0.00
X-D	01/01/26 - 01/30/26	30	0.00	14,898.00	0.00	14,898.00	0.00	0.00	0.00	14,898.00	0.00
X-E	01/01/26 - 01/30/26	30	0.00	23,628.45	0.00	23,628.45	0.00	0.00	0.00	23,628.45	0.00
Totals			1,706,408.55	1,259,039.31	0.00	1,259,039.31	123,035.36	0.00	0.00	1,136,003.95	1,829,443.91

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643ABJ1	4.201600%	86,422,000.00	38,155,264.18	338,852.47	133,594.30	0.00	0.00	472,446.77	37,816,411.71
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643ABK8	4.536225%	62,698,000.00	62,698,000.00	0.00	237,010.20	0.00	0.00	237,010.20	62,698,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643ABL6	4.536225%	52,531,000.00	52,531,000.00	0.00	198,577.03	0.00	0.00	198,577.03	52,531,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			201,651,000.03	153,384,264.18	338,852.47	569,181.53	0.00	0.00	908,034.00	153,045,411.71

Exchangeable Certificate Details
EC	46643ABM4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information

Total Available Distribution Amount (1)	1,801,903.64
Gain-on-Sale Proceeds Reserve Account Beginning Balance	0.00
Gain-on-Sale Proceeds Reserve Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,303,367.45	Master Servicing Fee	2,415.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	733.92
Interest Adjustments	(701.09)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	143.02
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Senior Trust Advisor Fee	514.86
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,302,666.36	Total Fees	4,017.03

Principal		Expenses/Reimbursements
Scheduled Principal	453,930.55	Reimbursement for Interest on Advances	27.12
Unscheduled Principal Collections		ASER Amount	95,906.89
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,028.16
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	57,486.31	Rating Agency Expenses	0.00
Principal Adjustments	155,110.73	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	666,527.59	Total Expenses/Reimbursements	122,962.17

		Interest Reserve Deposit	40,311.11

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,136,003.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	665,899.69
Gain-on-Sale Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,801,903.64
Total Funds Collected	1,969,193.95	Total Funds Distributed	1,969,193.95

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	319,913,568.46	319,913,568.46	Beginning Certificate Balance	332,170,568.46
(-) Scheduled Principal Collections	281,366.16	281,366.16	(-) Principal Distributions	665,899.69
(-) Unscheduled Principal Collections	57,486.31	57,486.31	(-) Realized Losses	627.90
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	627.90
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	319,574,715.99	319,574,715.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	320,956,289.56	320,956,289.56	Ending Certificate Balance	331,504,040.87
Ending Actual Collateral Balance	320,634,040.85	320,634,040.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	5,862,228.91	1.83%	(18)	4.5900	(0.494600)	1.35 or less	5	275,824,715.99	86.31%	(18)	4.5365	1.107670
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	1	43,750,000.00	13.69%	(18)	4.6380	1.399800
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	115,946,402.11	36.28%	(18)	4.6213	1.250488	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	197,766,084.97	61.88%	(18)	4.5076	1.136059	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	319,574,715.99	100.00%	(18)	4.5504	1.147663	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	319,574,715.99	100.00%	(18)	4.5504	1.147663
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	89,219,651.97	27.92%	(17)	4.4877	1.357398
							Mixed Use	1	92,766,084.97	29.03%	(18)	4.5700	1.156500
New York	2	197,766,084.97	61.88%	(18)	4.5076	1.136059
							Office	2	131,726,750.14	41.22%	(18)	4.5773	1.072470
South Carolina	1	5,862,228.91	1.83%	(18)	4.5900	(0.494600)
							Other	1	45,469,651.97	14.23%	(17)	4.3430	1.316600
Tennessee	1	26,726,750.14	8.36%	(18)	5.0675	0.893600
							Retail	2	49,612,228.91	15.52%	(18)	4.6323	1.175956
Totals	6	319,574,715.99	100.00%	(18)	4.5504	1.147663
							Totals	6	319,574,715.99	100.00%	(18)	4.5504	1.147663

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	1	45,469,651.97	14.23%	(17)	4.3430	1.316600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	203,628,313.88	63.72%	(18)	4.5100	1.089114	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	1	43,750,000.00	13.69%	(18)	4.6380	1.399800	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	26,726,750.14	8.36%	(18)	5.0675	0.893600	49 months or greater	6	319,574,715.99	100.00%	(18)	4.5504	1.147663
	Totals	6	319,574,715.99	100.00%	(18)	4.5504	1.147663	Totals	6	319,574,715.99	100.00%	(18)	4.5504	1.147663
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	319,574,715.99	100.00%	(18)	4.5504	1.147663	Interest Only	3	194,219,651.97	60.77%	(18)	4.4687	1.227974
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months or less	2	32,588,979.05	10.20%	(18)	4.9816	0.643885
	Totals	6	319,574,715.99	100.00%	(18)	4.5504	1.147663	240 to 299 months	1	92,766,084.97	29.03%	(18)	4.5700	1.156500
								300 to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	319,574,715.99	100.00%	(18)	4.5504	1.147663
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	6	319,574,715.99	100.00%	(18)	4.5504	1.147663	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	319,574,715.99	100.00%	(18)	4.5504	1.147663
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302581001	OF	New York	NY	Actual/360	4.452%	402,580.21	0.00	0.00	N/A	08/01/24	--	105,000,000.00	105,000,000.00	02/01/26
2	883100292	MU	New York	NY	Actual/360	4.570%	365,571.66	129,939.47	0.00	N/A	08/11/24	08/11/27	92,896,024.44	92,766,084.97	08/11/25
7	302581007	98	San Diego	CA	Actual/360	4.343%	170,517.83	125,720.30	0.00	09/01/24	09/01/35	--	45,595,372.27	45,469,651.97	02/01/26
9	302581009	RT	Los Angeles	CA	Actual/360	4.638%	174,730.21	0.00	0.00	N/A	08/06/24	07/06/26	43,750,000.00	43,750,000.00	02/06/26
16	302581016	OF	Memphis	TN	Actual/360	5.067%	116,853.58	51,924.22	0.00	N/A	08/01/24	--	26,778,674.36	26,726,750.14	01/01/26
19	302581019	SS	Various	Various	Actual/360	4.720%	0.00	18,008.01	0.00	N/A	09/01/29	--	18,008.01	0.00	02/01/26
38	302581038	RT	Florence	SC	Actual/360	4.590%	23,222.87	13,260.47	0.00	N/A	08/05/24	--	5,875,489.38	5,862,228.91	10/05/24
Totals							1,253,476.36	338,852.47	0.00				319,913,568.46	319,574,715.99
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	7,309,723.00	01/01/25	09/30/25	09/11/24	0.00	0.00	0.00	0.00	0.00	0.00
2	27,593,331.00	6,753,042.64	01/01/25	03/31/25	02/11/26	23,224,006.11	182,412.86	402,920.30	3,279,200.31	0.00	0.00
7	3,378,392.00	2,829,188.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	8,960,977.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,822,810.00	01/01/25	09/30/25	07/11/25	0.00	0.00	168,662.50	168,662.50	0.00	0.00
19	8,846,967.17	9,255,891.75	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	604,997.00	(93,497.00)	01/01/25	09/30/25	10/14/25	1,222,452.17	41,351.20	31,374.84	537,270.98	0.00	0.00
Totals	40,423,687.17	36,838,135.39				24,446,458.28	223,764.06	602,957.64	3,985,133.79	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	302581007	57,486.31	Partial Liquidation (Curtailment)	0.00	0.00
Totals		57,486.31		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	1	92,766,084.97	0	0.00	1	5,862,228.91	0	0.00	1	57,486.31	0	0.00	4.550379%	4.356001%	(18)
01/16/26	0	0.00	0	0.00	1	92,896,024.44	1	5,875,489.38	0	0.00	0	0.00	1	57,483.70	0	0.00	4.550401%	4.356059%	(17)
12/17/25	0	0.00	0	0.00	1	93,025,454.57	1	5,888,697.64	0	0.00	0	0.00	1	57,485.31	0	0.00	4.550413%	4.356097%	(16)
11/18/25	0	0.00	0	0.00	1	93,166,157.92	1	5,902,603.52	0	0.00	0	0.00	1	57,483.98	0	0.00	4.550520%	4.356329%	(15)
10/20/25	0	0.00	1	93,294,529.16	0	0.00	1	5,915,705.04	0	0.00	0	0.00	1	57,482.86	0	0.00	4.550621%	4.356554%	(14)
09/17/25	1	93,434,211.67	0	0.00	0	0.00	1	5,929,508.01	0	0.00	0	0.00	1	57,634.09	0	0.00	4.550727%	4.395388%	(13)
08/15/25	1	93,561,532.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,631.44	1	46,620,948.96	4.550827%	4.395651%	(12)
07/17/25	1	93,688,353.61	0	0.00	0	0.00	0	0.00	0	0.00	1	46,738,091.25	1	57,634.08	0	0.00	4.561815%	4.393444%	(11)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,632.90	0	0.00	4.561915%	4.393677%	(10)
05/16/25	0	0.00	0	0.00	1	43,750,000.00	0	0.00	0	0.00	0	0.00	1	57,705.61	0	0.00	4.562010%	4.393900%	(9)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,508.58	0	0.00	4.562108%	4.394130%	(8)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,477.69	0	0.00	4.562202%	4.394349%	(6)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	883100292	08/11/25	5	6	402,920.30	3,279,200.31	0.00	93,561,532.18	09/25/25	13
16	302581016	01/01/26	0	5	168,662.50	168,662.50	0.00	26,778,674.36	08/08/24	98
38	302581038	10/05/24	15	5	31,374.84	537,270.98	145,656.01	6,074,182.34	09/18/24	2			02/03/26
Totals					602,957.64	3,985,133.79	145,656.01	126,414,388.88
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		137,588,979	105,000,000	26,726,750		5,862,229
0 - 6 Months		43,750,000	43,750,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		92,766,085	0	92,766,085		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		45,469,652	45,469,652	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	319,574,716	220,946,402	0	0	92,766,085	5,862,229
Jan-26	319,913,568	194,363,380	26,778,674	0	92,896,024	5,875,489
Dec-25	320,233,155	194,488,630	0	26,830,373	93,025,455	5,888,698
Nov-25	320,746,720	194,792,343	0	0	120,051,773	5,902,604
Oct-25	321,234,815	222,024,581	0	93,294,529	0	5,915,705
Sep-25	321,744,538	195,389,175	93,434,212	0	26,991,643	5,929,508
Aug-25	322,228,831	195,682,378	93,561,532	0	32,984,920	0
Jul-25	369,449,295	242,712,524	93,688,354	0	33,048,418	0
Jun-25	370,076,198	364,107,098	0	0	5,969,100	0
May-25	370,670,853	293,741,709	0	0	76,929,144	0
Apr-25	371,293,142	294,296,747	0	0	76,996,395	0
Mar-25	371,882,850	294,824,073	0	0	77,058,777	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	302581001	105,000,000.00	105,000,000.00	205,000,000.00	08/01/25	6,813,937.00	1.11800	09/30/25	08/01/24	I/O
2	883100292	92,766,084.97	93,561,532.18	555,000,000.00	07/16/14	6,628,187.14	1.15650	03/31/25	08/11/24	282
16	302581016	26,726,750.14	26,778,674.36	28,100,000.00	05/26/25	1,357,482.00	0.89360	09/30/25	08/01/24	222
38	302581038	5,862,228.91	6,074,182.34	5,440,000.00	09/19/25	(162,407.75)	(0.49460)	09/30/25	08/05/24	222
Totals		230,355,064.02	231,414,388.88	793,540,000.00		14,637,198.39

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	302581001	OF	NY	08/06/24	4
Lender continues to monitor loan and property performance. Loan payments are current through January.

2	883100292	MU	NY	09/25/25	13

02.01.2026 - The Loan was transferred to Special Servicing on 9/26/2025 due to various defaults relating to the lockbox and loan payments, which stem from liens asserted by the condominium association that controls the development surrounding the collater al. Additional defaults exist relating to the failure to replace a guarantor. Collateral securing the loan is a multi-building mixed use portfolio located in New York, NY that totals 494k square feet. The properties were 99%

occupied as of 1Q 2025. Borrow er has executed a pre-negotiation agreement. Special Servicer is dual tracking discussion with the borrower and foreclosure and receivership filings; foreclosure complaint was filed 1/9/2026, and receivership motion was filed on 1/27/2026.

16	302581016	OF	TN	08/08/24	98

In November 2024, the court granted Special Servicer's appointment of Avison Young as Receiver. The Receiver is fully engaged in leasing efforts. As of late January 2026, the volume of leasing activity has been better than expected.

Renewals have also been excellent. Expect stabilization by mid-2026 and subsequent sale by Receiver.

38	302581038	RT	SC	09/18/24	2

The loan transferred to Special Servicing on 9/18/2024 due the loan entering maturity default on the 8/5/2024 maturity date. Special Servicer has reached out to the Borrower who has all signatures and executed the PNL. Big Lots has vacated.

Lender has ap proved new leases to replacement tenants. Lender has filed for foreclosure; sale set for 2/3/2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	302581001	0.00	4.45250%	0.00	4.45250%	10	01/10/25	01/10/25	01/13/25
5	302581005	0.00	4.63700%	0.00	4.63700%	10	06/26/25	06/06/25	09/11/24
6	883100288	0.00	3.00000%	0.00	3.00000%	9	12/11/20	04/06/20	--
7	302581007	0.00	4.34300%	0.00	4.34300%	2	09/01/24	10/01/24	10/01/24
8	302511002	44,567,541.62	4.13000%	44,502,705.12	4.13000%	10	06/11/20	05/01/20	08/11/20
8	302511002	0.00	4.13000%	0.00	4.13000%	10	08/11/20	05/01/20	06/11/20
35	302581035	7,819,228.84	4.67150%	7,805,710.52	4.67150%	10	07/27/20	08/01/20	08/11/20
35	302581035	0.00	4.67150%	0.00	4.67150%	10	08/11/20	08/01/20	07/27/20
44	302581044	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
51	302581051	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
Totals		52,386,770.46		52,308,415.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	302581005	08/15/25	46,738,091.25	53,000,000.00	50,260,853.75	905,528.28	50,260,853.75	49,355,325.47	0.00	0.00	0.00	0.00	0.00%
6	883100288	09/15/23	54,501,788.40	203,000,000.00	0.00	0.00	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45	43.32%
29	883100308	01/17/20	13,350,000.00	18,700,000.00	14,041,391.89	253,622.29	14,041,391.89	13,787,769.60	0.00	0.00	0.00	0.00	0.00%
34	883100283	10/18/24	8,622,119.14	4,100,000.00	4,931,199.59	4,931,199.59	4,931,199.59	0.00	8,622,119.14	0.00	0.00	8,622,119.14	89.81%
35	302581035	02/17/23	7,372,350.82	7,500,000.00	7,079,029.15	744,271.62	7,079,029.15	6,334,757.53	1,037,593.29	0.00	33,929.38	1,003,663.91	11.53%
43	302581043	04/16/21	5,246,726.06	9,000,000.00	5,025,649.89	509,151.95	5,025,649.89	4,516,497.94	730,228.12	0.00	14,711.14	715,516.98	11.54%
44	302581044	05/17/24	4,715,490.16	3,900,000.00	2,574,698.91	1,183,984.89	2,574,698.91	1,390,714.02	3,324,776.14	0.00	76,206.45	3,248,569.69	57.90%
51	302581051	05/17/24	3,992,616.48	4,500,000.00	3,969,979.92	402,418.66	3,969,979.92	3,567,561.26	425,055.22	0.00	135,708.73	289,346.49	6.09%
55	623100134	07/17/18	3,564,376.67	4,100,000.00	5,047,746.50	1,052,869.27	4,821,769.77	3,768,900.50	0.00	0.00	1,948.00	(1,948.00)	0.05%
62	623100135	07/17/18	2,994,076.30	3,970,000.00	4,062,621.35	624,180.41	3,790,057.06	3,165,876.65	0.00	0.00	4,050.45	(4,050.45)	0.12%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			151,097,635.28	311,770,000.00	96,993,170.95	10,607,226.96	96,494,629.93	85,887,402.97	37,968,483.36	0.00	266,554.15	37,701,929.21

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/18/26	627.90	0.00	0.00	0.00	0.00	627.90	0.00	0.00	627.90
		08/15/25	0.00	475,872.15	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	1,246,816.57	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	292,686.13	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	323,924.93	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	333,269.89	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	310,582.61	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	314,492.27	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	286,350.48	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	1,038,361.69	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	730,227.92	0.00	0.00	0.00	0.00	0.00	0.00
5	302581005	08/15/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	883100288	09/15/23	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45
29	883100308	01/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	883100283	10/18/24	0.00	0.00	8,622,119.14	0.00	0.00	8,622,119.14	0.00	(3,764,176.96)	4,857,942.18
35	302581035	10/18/24	0.00	0.00	1,003,663.91	0.00	0.00	11,040.00	0.00	0.00	1,003,663.91
		07/17/24	0.00	0.00	992,623.91	0.00	0.00	50.00	0.00	0.00
		06/17/24	0.00	0.00	992,573.91	0.00	0.00	172.54	0.00	0.00
		12/15/23	0.00	0.00	992,401.37	0.00	0.00	(10,000.00)	0.00	0.00
		10/17/23	0.00	0.00	1,002,401.37	0.00	0.00	(35,191.92)	0.00	0.00
		02/17/23	0.00	0.00	1,037,593.29	0.00	0.00	1,037,593.29	0.00	0.00
43	302581043	04/17/23	0.00	0.00	715,516.98	0.00	0.00	(14,711.14)	0.00	0.00	715,516.98
		04/16/21	0.00	0.00	730,228.12	0.00	0.00	730,228.12	0.00	0.00
44	302581044	04/17/25	0.00	0.00	3,248,569.69	0.00	0.00	6,761.88	0.00	0.00	3,248,569.69
		01/17/25	0.00	0.00	3,241,807.81	0.00	0.00	(82,968.33)	0.00	0.00
		05/17/24	0.00	0.00	3,324,776.14	0.00	0.00	3,324,776.14	0.00	0.00
51	302581051	01/17/25	0.00	0.00	289,346.49	0.00	0.00	(52,770.83)	0.00	0.00	289,346.49
		10/18/24	0.00	0.00	342,117.32	0.00	0.00	(82,937.90)	0.00	0.00
		05/17/24	0.00	0.00	425,055.22	0.00	0.00	425,055.22	0.00	0.00
55	623100134	10/17/23	0.00	0.00	(1,948.00)	0.00	(1,948.00)	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
55	623100134	07/17/23	0.00	0.00	(18,131.85)	0.00	(18,131.85)	0.00	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	623100135	07/17/23	0.00	0.00	(4,050.45)	0.00	(4,050.45)	0.00	0.00	0.00	0.00
		11/18/21	0.00	0.00	(100,000.00)	0.00	(100,000.00)	0.00	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			627.90	0.00	0.00	0.00	0.00	627.90	0.00	0.00	627.90
Cumulative Totals			627.90	5,352,584.64	37,701,929.21	0.00	(124,130.30)	37,708,555.56	0.00	(3,764,176.96)	33,944,378.60

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	19,998.45	0.00	0.00	91,142.94	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,764.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	73.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27.12	0.00	0.00	0.00
19A	627.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	1,264.86	0.00	0.00	4,763.95	0.00	0.00	0.00	0.00	0.00	0.00
Total	701.09	0.00	27,028.16	0.00	0.00	95,906.89	0.00	0.00	27.12	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		123,663.26

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28